CONTINGENT LIABILITIES - Reserves Roll Forward (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended			60 Months Ended
	Jul. 30, 2021 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2014 examination	Sep. 15, 2021 installment
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 9,637
Balance at end of year			$ 13,615	13,615	$ 9,637
Grupo Assa
Reconciliation of changes in other provisions [abstract]
Gross amounts set off in the balance sheet			6,071	6,071	2,883
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				5	53	$ 91
Additions				370	8	72
Recovery				(1)	(10)	(50)
Utilization of provision for contingencies				(89)	(38)	0
Foreign exchange				(100)	(8)	(60)
Balance at end of year			185	185	5	53
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				9,632	10,130	1,511
Additions				4,260	863	176
Additions related to business combinations				569	0	9,124
Recovery				(270)	(258)	0
Utilization of provision for contingencies				(961)	(509)	(615)
Foreign exchange				200	(594)	(66)
Balance at end of year			13,430	13,430	9,632	10,130
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions		$ 1,400	1,300
Reserve for regulatory claims | Grupo Assa Brazil
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				7,670
Balance at end of year			10,858	10,858	7,670
Number of examinations | examination							2
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				0	2,400	1,000
Additions				700	5,166	1,400
Utilization of provision for contingencies				(700)	(7,566)	0
Balance at end of year			$ 0	$ 0	$ 0	$ 2,400
Reserve for commercial claims | Certified Collectible Group, LLC
Reconciliation of changes in other provisions [abstract]
Number of installment payments | installment								2
Reserve for commercial claims | Globant LLC
Reconciliation of changes in other provisions [abstract]
Recovery	$ (2,700)
Utilization of provision for contingencies	$ (7,250)